FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT
5.  FINANCIAL RISK MANAGEMENT

5.1General considerations and policies

Risks and financial instruments are managed through policies, the definition of strategies and implementation of control systems, defined by the risk management committees of the entities of the group, and approved by the Company’s Board of Directors. The compliance of treasury financial instruments positions, including derivatives, in relation to these policies, is presented and assessed on a monthly basis by the Company’s Treasury Committee and subsequently submitted to the analysis of the Audit and Risk Management and Finance Committees, the Executive Committee and, if necessary, the Board of Directors.

Risk management of the Company’s operations is performed by the Company’s Corporate Treasury, which is also responsible for approving short-term investments and borrowings transactions. Risk management of the subsidiaries Aesop, The Body Shop, Avon and Natura Cosméticos is conducted by local treasury teams, subject to monitoring and approval of the Company’s Corporate Treasury.

5.2Risks associated with the conflict between Russia and Ukraine

In February 2022, Russia launched a full-scale military invasion and is now engaged in a wide-ranging military conflict with Ukraine. In response, governments, and authorities around the world, including the United States, United Kingdom and the European Union, announced sanctions and export restriction on certain companies, financial institutions, individuals and economic sectors of Russia and Belarus. In response, Russia announced countermeasures aimed at punishing foreign companies for interrupt their activities. Such sanctions and other measures could adversely affect our business.

So far, the conflict resulted in the suspension of the operations of the subsidiaries The Body Shop and Aesop in Russia and of exports from the Russian manufacturing unit to other countries in the region, which are now supplied by our unit in Poland. Avon, however, continues to provide a basic earning opportunity to its Representatives through a simplified operating model. The administrative operations in Ukraine that were carried out within the Company's facilities have been idle since the beginning of the conflict. As of the date of these financial statements, the Company confirms that the facilities, as well as the goods and stocks held therein, have not been damaged and are in a suitable condition to be operated as activities resume in the future.

There is no material impact considering the matter above until the issue date of the Company’s financial statements.

Regarding operations of the subsidiary Avon in Russia, as of the date of these financial statements, no significant impacts were identified that affect the business model for managing financial assets or the classification of these assets. Additionally, there are no indications of a significant increase in the expected credit loss associated with operations, considering the maintenance of receivables collection levels and the increase in cash transactions (considering the reduction in credit operations as a result of restrictions imposed locally and of credit card processing companies in the country).

During the quarter ended June 30, 2022, the Company's Management decided not to continue the operations of subsidiary The Body Shop in Russia and the related impacts are disclosed in note 30.

Considering the maintenance of collection levels and sales operations for the local market in Russia, as well as the inexistence of significant restrictions that affect the Company's ability to carry out the management and cash changes necessary to maintain its operations, there is no significant risk of liquidity related to these events that affect this financial statement. Similarly, market risks associated with the transaction, including interest rate, currency and other price risks, including raw materials, did not significantly affect the Company's financial assets, considering the expectation of recoverability of the amounts in the ordinary course of business.

Regarding the operations in Ukraine, the temporary suspension of sales in March and the reduction in the collection of outstanding receivables resulted in an increase in the allowance for losses on trade accounts receivable on December 31, 2022, this effect, however, not being material for this consolidated interim accounting information. Additionally, considering the absence of restrictions imposed on the changes in cash and cash equivalents, raising funds in the ordinary course of business and making payments and receipts, at the date of the financial statements, there are no significant impacts on the liquidity of the operations in that location.

As a result of the developments of the conflict in the year ended December 31, 2022, there were still no impacts resulting from possible breaches of covenants or losses related to derecognition and/or modification of financial instruments or reclassification of cash flow hedge reserve amounts as a result of loss of effectiveness of derivatives recognized by hedge accounting or by the loss of expectation that transactions evaluated as highly probable will actually occur.

The Company's Management is continuously monitoring developments to assess any possible future impacts that may arise as a result of the ongoing crisis, including the impairment of financial and non-financial assets, which the Company’s Management assesses based on the best information available.

5.3     Financial risk factors

The Company’s activities expose them to several financial risks: market risks (including foreign currency and interest rate risks), credit risk and liquidity risk. The Company’s overall risk management program is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance, using financial instruments to hedge certain risk exposures. The Company does not operate derivative instruments with the purpose of speculation.

a)Market risks

Market risks reflect the risks that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in market prices, including foreign exchange risk, interest rate risk and other price risks. The Company is exposed to market risks arising from their business activities. These market risks mainly comprise possible fluctuations in exchange and interest rates (detailed below in this note).

Other price risks include, among others, exposures to financial instruments due to changes in commodity and raw material prices. Climatic aspects, such as the availability of natural raw material used in the products and/or significant changes in the cost of these items in view of their dependence on an environment conducive to harvesting and/or extraction in accordance with the sustainability assumptions and the commitments assumed by the Company with the environment may expose the Company to additional market risks that affect the entity's operations as well as the measurement and/or recoverability of financial instruments. As of December 31, 2022, the Company’s Management assessed these risks and concluded that they are not material. The disclosures about interest rate and liquidity risks discussed below also bring other considerations about sustainability and climate change issues.

To hedge the current balance sheet positions of the Company against market risks, the following derivative instruments are used and consist of the balances in the following table, as of December 31, 2022 and 2021:

Description – Balance sheet position	Fair value (Level 2) Consolidated
	2022	2021
Financial derivatives	(785,733)	516,386
Operating derivatives	(11,144)	251
Total	(796,877)	516,637

b)Foreign exchange risk

The Company is exposed to foreign exchange risk resulting from financial instruments and operations in currencies other than their functional currencies, as well as to operating cash flows in foreign currencies. To reduce this exposure, policies were implemented to hedge the Company from foreign exchange risk, which establish exposure levels related to these risks.

The treasury procedures defined by the current policies include quarterly projection and assessment of the consolidated foreign exchange rate exposure of the Company, on which Management’s decision-making is based.

The Company’s foreign exchange hedging policy considers the amounts of foreign currency of receivables and payables balances from commitments already assumed and recorded in the financial statements, as well as future cash flows, with a six-month average term, not yet recorded in the balance sheet.

Pursuant to the Foreign Exchange Hedging Policy, the derivatives entered into by the Company should eliminate the foreign exchange risk of financial instruments in currencies other than their functional currencies and should also limit losses due to exchange rate variation on future cash flows.

To hedge from the foreign exchange exposures in relation to foreign currency, the Company enters transactions with derivative instruments such as swap and non-deliverable forward (“NDF”).

Derivative instruments to hedge foreign exchange rate risk

The Company classifies derivatives financial instruments between financial and operating derivatives. Financial derivatives include swaps or forwards engaged to hedge the foreign exchange risk the borrowing, financing, debt securities and intercompany borrowings denominated in foreign currency. Operating derivatives financial instruments are used to hedge the foreign exchange risk from the business’s operating cash flows.

On December 31, 2022 and 2021, the derivative financial instrument balances are composed as follows:

Financial derivatives

	Fair value		Gains (losses) of fair value adjustment
Description	2022	2021	2022	2021
Swap agreements: (a)
Asset portion:
Dollar long position	6,108,505	6,881,981	34,867	978,350

Liability portion:
Post-fixed CDI Rate:
Short position in CDI	(6,874,285)	(6,348,442)	(697,678)	(823,887)

Forward contracts and NDF:
Liability portion:
Post-fixed CDI Rate:	(521)	(137)	(521)	(137)
Short position at interbank rate	(19,432)	(17,016)	3,723	94
Total derivative instruments, net:	(785,733)	516,386	(659,609)	154,420
a)	Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of bank deposits (post-fixed CDI), in the case of Brazil.

Below are the changes in net derivatives balances for the years ended on December 31, 2022 and 2021:

Balance as of December 31, 2020	1,846,777
Gain from swap and forward derivative contracts for the year (unrealized)	441,554
Receipt of funds due to settlement of derivative transactions - operational activity	(1,570,584)
Payment of funds due to settlements of derivative instruments - financing activity	9,040
Losses in cash flow hedge operations (other comprehensive income)	(210,150)
Balance as of December 31, 2021	516,637
Losses from swap and forward derivative contracts for the year (unrealized)	(992,813)
Payment of funds due to settlement of derivative transactions - operational activity	594,225
Receipt of funds due to settlements of derivative instruments - financing activity	(118,707)
Losses in cash flow hedge operations (other comprehensive income)	(790,479)
Other movements	(5,740)
Balance as of December 31, 2022	(796,877)

For the derivative instruments held by the Company as of December 31, 2022 and 2021, as the contracts are directly with financial institutions and not through stock exchanges, there are no margin deposits to guarantee these operations.

“Operating” derivatives

As of December 31, 2022 and 2021, the Company maintains forward derivative instruments, with the purpose of hedging the foreign exchange risk of operating cash flows (such as import and export transactions):

Description	Fair value
	2022	2021
Net position in GBP and USD	(4,510)	(404)
Forward contracts	(6,634)	655
Total of derivative instruments, net	(11,144)	251

Sensitivity analysis

For the foreign exchange risk sensitivity analysis, the Company’s Management believes that it is important to consider, in addition to the assets and liabilities with exposure to fluctuations in exchange rates recorded in the balance sheet, the fair value of the financial instruments entered into by the Company to hedge certain exposures as of December 31, 2022 and 2021, as set forth in the table below:

	2022	2021
Borrowing and financing in foreign currency in Brazil (a)	(5,252,376)	(5,897,015)
Trade accounts receivable in foreign currency in Brazil	521,427	307,433
Trade accounts payable in foreign currencies in Brazil	(15,214)	(37,390)
Fair value of financial derivatives	6,101,350	6,882,499
Net asset exposure	1,355,187	1,255,527
a)	Excluding transaction costs.

This analysis considers only financial assets and liabilities recorded in Brazil in foreign currency, since exposure to the foreign exchange rate variation in other countries is close to zero due to the strong currency and effectiveness of its derivatives, and it is considered that all other variables, especially interest rates, remain constant and do not consider any impact of the forecasted purchases and sales.

The following table shows the projection of the incremental loss that would have been recognized in profit or loss for the subsequent year, if the current net foreign exchange exposure remains static, based on the following scenarios:

Parity - R$ vs US$	5.2177	5.3798	4.0348	2.6899
	Scenario	Scenario	Scenario I	Scenario II
Operation/Instrument	Brazilian Real	Probable	Depreciation 25%	Depreciation 50%
Assets denominated in US$
Fair value of “financial” derivatives	6,101,350	6,290,873	4,718,155	3,145,436
Trade accounts receivable in foreign currency in Brazil	521,427	537,624	403,218	268,812

Liabilities denominated in US$
Borrowing and financing in foreign currency in Brazil	(5,252,376)	(5,415,528)	(4,061,646)	(2,707,764)
Trade accounts payable in foreign currencies in Brazil	(15,214)	(15,686)	(11,765)	(7,843)
Impact on net income and shareholders’ equity	1,355,187	42,096	(307,225)	(656,546)

The probable scenario considers future US dollar rates for a 90 days-term. According to quotations obtained at the Brazilian Stock Exchange (“B3”) as of December 31, 2022 and in line with the first maturities of financial instruments with exchange exposure, R$ 5.3798 / US$ 1.00. Scenarios I and II consider an increase/decrease in the US dollar of 25% (R$ 4.0348 / US$ 1.00) and 50% (R$ 2.6899 / US$1.00), respectively. The Management uses the probable scenario in the assessment of possible changes in the exchange rate and presents said scenario in compliance with IFRS 7 - Financial Instruments: Disclosures (CPC 40).

Derivative instruments designated for hedge accounting

The Company formally designated its operations subject to hedge accounting for derivative instruments to hedge borrowings, financing and debentures denominated in foreign currency and other expenses of Company, for derivative instruments contracted to hedge the purchase of nationalized materials of indirect subsidiaries Avon Industrial and Natura Industria and for derivative instruments contracted to hedge the operating cash flows from subsidiary The Body Shop’s foreign currency purchase and sales transactions.

For years ending on December 31, 2022 and 2021, the Company designated for hedge accounting the derivative instruments (forward swap) contracted in May 2021 and October 2022, which aim at (i) eliminating the variation in the payments of principal amount and interest in dollars associated with (“ESG Notes”), making the payments fixed at CDI plus spread; and (ii) eliminating the variation in interest rates associated with the (“CRI debentures”) contracted in IPCA for a flow in CDI plus spread, according to the risk management policy of the Group.

The positions of derivative instruments designated as outstanding cash flow hedge on December 31, 2022  and 2021 are set out below:

Cash flow hedge instrument

As of December 31, 2021				Other comprehensive income
	Hedged item	Notional currency	Fair value	Accumulated contract gain (loss)	Gain (loss) in the year
Currency swap – US$/R$	Currency	BRL	533,539	64,145	(215,944)
Forward contracts (The Body Shop and Avon)	Currency	BRL	-	-	5,173
Forward agreements (Natura Indústria)	Currency	BRL	(129)	(129)	621
Total			533,410	64,016	(210,150)

As of December 31, 2022				Other comprehensive income
	Hedged item	Notional currency	Fair value	Accumulated contract gain (loss)	Gain (loss) in the year
Currency swap – US$/R$	Currency	BRL	(766,302)	(765,286)	(798,363)
Forward contracts (Aesop)	Currency	BRL	(1,350)	(1,350)	(1,350)
Forward contracts (The Body Shop)	Currency	BRL	4,757	4,757	4,757
Forward agreements (Natura Indústria)	Currency	BRL	1,673	1,673	1,665
Forward contracts (Natura Holding)	Currency	BRL	-	-	89
Forward contracts (Avon)	Currency	BRL	74	2,723	2,723
Total			(761,148)	(757,483)	(790,479)

(*) The positions of derivative financial instruments designated as a fair value hedge are not material, therefore we are not disclosing them.

The changes in cash flow hedge reserve recorded in OCI are shown below:

Cash flow hedge balance as of December 31, 2020	159,077
Change in the fair value of hedge instrument recognized in OCI	(210,150)
Tax effects on fair value of hedge instrument	72,939
Cash flow hedge balance as of December 31, 2021	21,866
Change in the fair value of hedge instrument recognized in OCI	(790,479)
Tax effects on fair value of hedge instrument	270,035
Cash flow hedge balance as of December 31, 2022	(498,578)

The Company designates as cash flow hedge the derivative instruments used to offset variations arising from foreign currency exposure, in the fair value of contracted debts, other than the functional currency and in the projected operating cash flows in foreign currency.

There is an economic relationship between the hedged items and the hedging instruments, as the terms of the contracts correspond to (i) the terms of anticipated and highly probable transactions (for example, the notional amount and expected payment date) to the case of derivative instruments contracted to protect highly probable purchases; and (ii) terms associated with debts contracted in foreign currency which are hedged by derivatives that aim to eliminate the variability of cash flows associated with dollar-denominated debt.

The Company established a hedge ratio of 1:1 for the hedge relationships, as the underlying risks of the contracts are identical to the protected risk components.

To test the effectiveness of the hedge, the Company uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments with the changes in the fair value of the hedged items attributable to the hedged risks.

The sources of ineffectiveness, historically immaterial, may come from: (i) differences in the timing of cash flows from hedged items and hedging instruments; (ii) different indices (and, consequently, different curves) associated with the hedged risk of hedged items and hedging instruments; (iii) counterparty credit risk having a different impact on fair value movements of hedging instruments and hedged items; and (iv) changes in the expected amount of cash flows from hedged items and hedging instruments.

c)Interest rate risk

The interest rate risk arises from short and long-term investments, borrowing, financing and debentures. Financial instruments issued at variable rates expose the Company to cash flow risk associated with interest rate. Financial instruments issued at fixed rates expose the Company to the fair value risk associated with the interest rate.

The Company’s cash flow risk associated with interest rate arises from short-term and long-term investments, borrowing and financing issued at floating rates. The Company’s Management holds, for the most part, the indexes of its exposures to deposit and lending interest rates tied to floating rates. Short-term investments are adjusted by the Certificate interbank deposits (“CDI”) whereas borrowing and financing are adjusted by the CDI and fixed rates, according to the contracts entered into with financial institutions and through the negotiation of securities with investors in that market.

Additionally, the Company considered potential aspects related to sustainability and climate change commitments as part of the risks to which it is exposed in relation to the interest rate on financial instruments, except for the risks associated with the ESG notes (disclosed in item (f) below), there is no exposure to material risks which should be subject to specific disclosure.

Sensitivity analysis

As of December 31, 2022, there are borrowing, financing and debentures contracts denominated in foreign currency that are linked to interest swap agreements, changing the liability index rate to the CDI variation. Accordingly, the risk of the Company becomes the exposure to the variation of the CDI. The following table presents the exposure to interest rate risks of transactions related to CDI, including derivative transactions (borrowing, financing and debentures in Brazil were considered in full, given that 99.4% of the amount is related to the CDI):

Total borrowing, financing and debentures - in local currency (note 19)	(8,419,320)
Operations in foreign currency with derivatives related to CDI (a)	(5,172,966)
Short-term investments (notes 6 and 7)	3,091,344
Net exposure	(10,500,942)
(a)	Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.

The sensitivity analysis considers the exposure of borrowing, financing and debentures, net of short-term investments, linked to CDI (notes 6 and 7).

The following tables show the projection of incremental loss that would have been recognized in profit or loss for the following year, assuming that the current net liability exposure is static and the following scenarios:

Description	Company Risk	Probable scenario	Scenario II	Scenario III
Net liability	Rate increase	(1,944)	(168,307)	(334,670)

The probable scenario considers future interest rates for 90 days-term, according to B3 quotations on the expected dates of the first maturities of financial instruments with exposure to interest rates, as of December 31, 2022. Scenarios II and III consider an increase interest rates by 25% (17.11% per year) and 50% (20.54% per year), respectively, over a CDI rate of 13.65% per year.

d)Credit risk

Credit risk refers to risk of a counterparty not complying with its contract obligations, which would result in financial losses for the Company. The Company’s sales are made to a high number of Natura and Avon Consultants and this risk is managed through a credit granting process. The result of this management is reflected under item “allowance for expected credit losses” in “trade accounts receivables”, as shown in note 8.

The Company is also subject to credit risks related to financial instruments entered for the management of its business, mainly represented by cash and cash equivalents, short-term investments and derivative instruments.

The Company believes that the credit risk of transactions with financial institutions is low, as these are considered as first tier by the Management.

The short-term investments policy adopted by the Company’s Management establishes the financial institutions with which the Company is allowed to do business, in addition to defining limits on funds allocation percentages and absolute amounts that may be allocated in each of these financial institutions.

e)Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash, short-term investments, funds available through credit facilities and the ability to settle market positions.

Management monitors the Company’s liquidity level considering the expected cash flows in exchange for unused credit facilities, as shown in the following table:

	2022	2021
Total current assets	16,121,527	17,388,165
Total current liabilities	(13,337,868)	(13,601,218)
Total net working capital	2,783,659	3,786,947

As of December 31, 2022, the carrying amount of financial liabilities, measured using the amortized cost method, considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates, may be changed due to the variation in floating interest rates. Their corresponding maturities, considering that the Company is in compliance with contractual covenants, are evidenced below:

	Less than a year	One to five years	More than five years	Total expected contractual cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	722,146	3,228,866	13,140,599	17,091,611	(3,499,325)	13,592,286
Derivatives	640,257	1,504,007	(1,347,387)	796,877	-	796,877
Lease liability	1,070,253	2,019,723	856,402	3,946,378	(675,641)	3,270,737
Trade accounts payables, related parties and reverse factoring operations	6,375,930	-	-	6,375,930	-	6,375,930
Dividends payable	260	-	-	260	-	260

New borrowing and financing in the year ended December 31, 2022 refer basically to:

  Utilization of a revolving credit facility in the principal amount of up to US$ 625.0 million by the indirect subsidiary Natura &Co Luxembourg;
  Issue of debt securities by the indirect subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.125% per year, which are guaranteed by Natura &Co Holding and by the subsidiary Natura Cosméticos;
  Issue of promissory notes by the subsidiary Natura Cosméticos in the amount of R$ 500.0 million with maturity in 2025;
  The subsidiary Natura Cosméticos celebrated its 11th issue of debentures in July 2022, where 826,030 simple, non-convertible debentures were issued, all nominative and book-entry, without issue of certificates or certificates, with a unit par value of one thousand reais (R$1), totaling R$ 826,030 with the maturity on July 21, 2027; and
  The subsidiary Natura Cosméticos celebrated its 12th issue of debentures in October 2022, where 1,050,000 simple, non-convertible debentures were issued, all nominative and book-entry, without issue of certificates or certificates, with a unit par value of R$ 1 (one thousand reais), totaling R$ 1,050,000 with maturity between 2027 and 2032.

Matters related to climatic factors and other sustainability commitments assumed may expose the Company to possible risks related to its financial instruments, especially related to the potential variability of cash flows required to settle obligations with third parties on financing that involve such commitments. On May 4, 2021, subsidiary Natura Cosméticos concluded the offer of the notes linked to the sustainability goals subject to interest of 4.125% p.a. and with maturity date on May 3, 2028 (“ESG Notes”) subject to foreign exchange risk, in the total principal amount of US$1,000,000, and these are guaranteed by the Company. For this offer of notes, derivative instruments were contracted for hedging purposes. The targets, to be met by 2026, include a reduction in greenhouse gas emissions by 13% and the use of recycled plastic in packaging by at least 25%. Any non-compliance with the sustainability goals set forth above and/or lack of report issued by an external verifier attesting to the fulfillment of these goals within 30 days before November 3, 2027 (in relation to the year to be ended December 31, 2026) may affect the Company's liquidity, as it would lead to a 65-basis point increase in the interest rate per year. On the date of preparation of these financial statements, the Company has no indication that these targets will not be met at the time of effective measurement.

5.4     Capital Management

The Company’s objectives in managing its capital are to safeguard the Company’s ability to continue to provide returns to shareholders and benefits to other stakeholders, in addition to maintaining an ideal capital structure to reduce this cost.

The Company monitors capital based on the financial leverage ratios. This ratio corresponds to the net debt divided by Earnings Before Interest, Tax, Depreciation and Amortization (“EBITDA”). The net debt corresponds to total borrowing and financing (including short and long-term borrowing and financing, as shown in the balance sheet), deducted from cash and cash equivalents and short-term investments (except for “Crer para Ver” funds and Dynamo Beauty Ventures Ltd. Fund (“DBV”).

5.5     Fair value estimate

Financial instruments that are measured at fair value at the reporting dated as prescribed by IFRS 13/CPC 46 – Fair Value Estimate follow the hierarchy below:

➢	Level 1: Valuation based on quoted (unadjusted) prices in active markets for identical assets and liabilities on the reporting date. A market is seen as active if quoted prices are readily and regularly available from a Commodities and Securities Exchange, a broker, industry group, pricing service or regulatory agency, and those prices represent actual market transactions, which occur regularly on a purely commercial basis;
➢	Level 2: Used for financial instruments that are not traded in active markets (for example, over-the-counter derivatives), whose valuation is based on techniques that, in addition to the quoted prices included in Level 1, use other inputs adopted by the market for the asset or direct liabilities (i.e., as prices) or indirectly (i.e., derived from prices); and
➢	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value estimate is unobservable.

The carrying amounts and fair values of the Company’s financial instruments as of December 31, 2022 and 2021 is presented as follows:

				Carrying amount		Fair value
	Note	Classification by category	Fair value hierarchy	2022	2021	2022	2021
Financial assets
Cash and cash equivalent	6
Cash and banks		Amortized cost	Level 2	2,904,808	3,349,398	2,904,808	3,349,398
Certificate of bank deposits		Fair value through profit or loss	Level 2	46,864	7,639	46,864	7,639
Repurchase operations		Fair value through profit or loss	Level 2	1,244,041	650,220	1,244,041	650,220
				4,195,713	4,007,257	4,195,713	4,007,257
Short-term investments	7
Government securities		Fair value through profit or loss	Level 2	31,415	435,898	31,415	435,898
Restricted cash		Fair value through profit or loss	Level 2	1,481	44	1,481	44
Financial treasury bills		Fair value through profit or loss	Level 2	539,450	646,586	539,450	646,586
Loan investment fund		Fair value through profit or loss	Level 2	1,228,093	896,212	1,228,093	896,212
DBV fund		Fair value through profit or loss	Level 3	35,235	36,921	35,235	36,921
				1,835,674	2,015,661	1,835,674	2,015,661

Trade accounts receivables - related parties	8 / 32.1	Amortized cost	Level 2	3,502,399	3,476,359	3,502,399	3,476,359
Judicial deposits	12	Amortized cost	Level 2	457,550	585,284	457,550	585,284
Sublease receivables	14	Amortized cost	Level 2	262,108	347,174	262,108	347,174
Receivables from service providers	14	Amortized cost	Level 1	110,214	162,268	110,214	162,268
				4,332,271	4,571,085	4,332,271	4,571,085

Financial and operating derivatives instruments		Fair value through profit or loss	Level 2	1,008,365	975,129	1,008,365	975,129

Financial liabilities
Borrowing, financing and debentures	19
Borrowing in local currency		Amortized cost	Level 2	(8,419,320)	(6,914,117)	(8,419,320)	(2,100,465)
Foreign currency borrowings		Amortized cost	Level 2	(5,172,966)	(5,802,715)	(5,172,966)	(5,755,272)
				(13,592,286)	(12,716,832)	(13,592,286)	(7,855,737)

Financial and operating derivative instruments		Fair value through profit or loss	Level 2	(1,805,242)	(458,492)	(1,805,242)	(458,492)

Lease	18	Amortized cost	Level 2	(3,270,737)	(3,547,862)	(3,270,737)	(3,547,862)
Trade accounts payables, related-parties’ and reverse factoring operations	20 / 32.1	Amortized cost	Level 2	(6,375,930)	(6,770,579)	(6,375,930)	(6,770,579)
Insurance payables	23	Amortized cost	Level 2	(69,364)	(127,413)	(69,364)	(127,413)
Dividends payable	24	Amortized cost	Level 2	(260)	(180,772)	(260)	(180,772)

To measure the fair value, the carrying amount represents an amount that is reasonably near to the fair value, as described below:

(i)

the balances of cash and cash equivalents, trade accounts receivables, accounts payable to suppliers and other current liabilities are equivalent to their carrying amounts, mainly due to the short-term maturities of these instruments;

(ii)

the short-term investment balances measured at (a) amortized cost approximate their fair values as the operations are carried out at floating interest rates and (b)fair value against profit or loss consider the rates agreed between the parties upon contracting investments, including market information that render this calculation possible.

(iii)

except for the issuance of real estate receivables certificates in 2022, the carrying amounts of borrowing, financing and debentures are measured at their amortized cost and disclosed at fair value, which does not differ materially from the carrying amounts as the agreed interest rates are consistent with current market rates; and

(iv)

the fair value of exchange rate derivatives (swap and forwards) is determined based on the future exchange rates at the dates of the balance sheets, with the resulting amount being discounted at present value.

The fair value of the investment in the Dynamo Beauty Ventures Ltd. (“DBV”) Fund, classified at level 3 of the fair value hierarchy is calculated based on information on the net value of the investment in the Fund (NAV) calculated by the Fund’s manager based on valuation assumptions consistent with the accounting practices adopted in Brazil and IFRS, adjusted to reflect the fair value assumptions applicable to the nature of the Company’s investment. The Company’s valuation considers inputs not observable in the model, in order to reflect the contractual restrictions on this investment for early redemption of the security in the market. The significant unobservable inputs used in the fair value estimate reflect a discount due to the lack of liquidity of the security, which represent the values that the Company determined that market agents would take into account for these discounts when defining the investment price. An increase (reduction) of 1% in the applied discount (12.4%) would result in an increase (reduction) in the fair value of the investment by R$402 (R$438 in 2021).

There were no transfers between measurement levels in the fair value hierarchy for the year ended December 31, 2022 and 2021 for these assets and liabilities.

Additionally, in the year ended December 31, 2022, there were no material effects on the fair value of financial assets and liabilities as a result of the increase in price volatility in markets affected by the conflict between Russia and Ukraine, counterparty risk in financial assets or inactivity of markets considered in the valuation.